Revenues and Contract Costs	3 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues and Contract Costs

Note 2. Revenues and Contract Costs
We earn revenue from contracts with customers, primarily through the provision of telecommunications and other services and through the sale of wireless equipment.

Revenue by Category
We have two reportable segments that we operate and manage as strategic business units - Consumer and Business. Revenue is disaggregated by products and services within Consumer, and customer groups (Global Enterprise, Small and Medium Business, Public Sector and Other, and Wholesale) within Business. See Note 11 for additional information on revenue by segment.

Corporate and other includes the results of our media business, Verizon Media Group (Verizon Media), which operated under the "Oath" brand until January 2019, and other businesses. Verizon Media generated revenues from contracts with customers under Topic 606 of approximately $1.8 billion and $1.9 billion during the three months ended March 31, 2019 and 2018, respectively.

We also earn revenues, that are not accounted for under Topic 606, from leasing arrangements (such as towers), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent. As allowed by the practical expedient within Topic 842, we have elected to combine the lease and non-lease components for those arrangements of customer premise equipment where we are the lessor as components accounted for under Topic 606. During the three months ended March 31, 2019 and 2018, revenues from arrangements that were not accounted for under Topic 606 were approximately $787 million and $1.2 billion, respectively.

Remaining Performance Obligations
When allocating the total contract transaction price to identified performance obligations, a portion of the total transaction price may relate to service performance obligations which were not satisfied or are partially satisfied as of the end of the reporting period. Below we disclose information relating to these unsatisfied performance obligations. In the prior year, we have elected to apply the practical expedient available under Topic 606 that provides the option to exclude the expected revenues arising from unsatisfied performance obligations related to contracts that have an original expected duration of one year or less. This situation primarily arises with respect to certain month-to-month service contracts. At March 31, 2019, month-to-month service contracts represented approximately 86% of our wireless postpaid contracts and approximately 55% of our wireline Consumer and Small and Medium Business contracts, compared to March 31, 2018, for which month-to-month service contracts represented approximately 82% of our wireless postpaid contracts and 57% of our wireline Consumer and Small and Medium Business contracts.

Additionally, certain contracts provide customers the option to purchase additional services. The fees related to these additional services are recognized when the customer exercises the option (typically on a month-to-month basis).

Contracts for wireless services are generally either month-to-month and cancellable at any time (typically under a device payment plan) or contain terms ranging from greater than one month to up to two years (typically under a fixed-term plan). Additionally, customers may incur charges based on usage or additional optional services purchased in conjunction with entering into a contract that can be cancelled at any time and therefore are not included in the transaction price. The transaction price allocated to service performance obligations, which are not satisfied or are partially satisfied as of the end of the reporting period, are generally related to our fixed-term plans.

Our Consumer group customers also include other telecommunications companies who utilize Verizon's networks to resell wireless service to their respective end customers. Reseller arrangements generally include a stated contract term, which typically extends longer than two years. These arrangements generally include an annual minimum revenue commitment over the term of the contract for which revenues will be recognized in future periods.

Consumer customer contracts for wireline services generally have a service term of two years; however, this term may be shorter at twelve months or month-to-month. Certain contracts with Business customers for wireline services extend into future periods, contain fixed monthly fees and usage-based fees, and can include annual commitments in each year of the contract or commitments over the entire specified contract term; however, a significant number of contracts for wireline services with our Business customers have a contract term that is twelve months or less.

Additionally, there are certain contracts with Business customers for wireline services that have a contractual minimum fee over the total contract term. We cannot predict the time period when revenue will be recognized related to those contracts; thus, they are excluded from the time bands below. These contracts have varying terms spanning over four years ending in January 2024 and have aggregate contract minimum payments totaling $3.8 billion.

At March 31, 2019, the transaction price related to unsatisfied performance obligations for total wireless and wireline revenue contracts expected to be recognized for 2019, 2020 and thereafter was $14.2 billion, $10.7 billion and $3.4 billion, respectively.

Accounts Receivable and Contract Balances
The timing of revenue recognition may differ from the time of billing to our customers. Receivables presented in our consolidated balance sheet represent an unconditional right to consideration. Contract balances represent amounts from an arrangement when either Verizon has performed, by transferring goods or services to the customer in advance of receiving all or partial consideration for such goods and services from the customer, or the customer has made payment to Verizon in advance of obtaining control of the goods and/or services promised to the customer in the contract.

Contract assets primarily relate to our rights to consideration for goods or services provided to customers but for which we do not have an unconditional right at the reporting date. Under a fixed-term plan, total contract revenue is allocated between wireless service and equipment revenues. In conjunction with these arrangements, a contract asset is created, which represents the difference between the amount of equipment revenue recognized upon sale and the amount of consideration received from the customer when the performance obligation related to the transfer of control of the equipment is satisfied. The contract asset is reclassified to accounts receivable as wireless services are provided and billed. We have the right to bill the customer as service is provided over time, which results in our right to the payment being unconditional. The contract asset balances are presented in our consolidated balance sheet as Prepaid expenses and other and Other assets. We assess our contract assets for impairment on a quarterly basis and will recognize an impairment charge to the extent their carrying amount is not recoverable.

Contract liabilities arise when we bill our customers and receive consideration in advance of providing the goods or services promised in the contract. We typically bill service one month in advance, which is the primary component of the contract liability balance. Contract liabilities are recognized as revenue when services are provided to the customer. The contract liability balances are presented in our condensed consolidated balance sheet as Other current liabilities and Other liabilities.

The following table presents information about receivables from contracts with customers:

	At January 1,	At March 31,	At January 1,	At March 31,
(dollars in millions)	2019	2019	2018	2018
Receivables(1)	$12,104	$11,601	$12,073	$11,028
Device payment plan agreement receivables(2)	8,940	9,687	1,461	3,630

(1)
Balances do not include receivables related to the following contracts: leasing arrangements (such as towers), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent.

(2)
Included in device payment plan agreement receivables presented in Note 7. Balances do not include receivables related to contracts completed prior to January 1, 2018 and receivables derived from the sale of equipment on a device payment plan through an authorized agent.

The following table presents information about contract balances:

	At January 1,	At March 31,	At January 1,	At March 31,
(dollars in millions)	2019	2019	2018	2018
Contract asset	$1,003	$1,021	$1,170	$1,106
Contract liability (1)	4,943	4,973	4,452	4,571

(1) Revenue recognized related to contract liabilities existing at January 1, 2019 and January 1, 2018 were $3.7 billion and $3.5 billion for the three months ended March 31, 2019 and March 31, 2018, respectively.

The balance of contract assets and contract liabilities recorded in our condensed consolidated balance sheet were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$770	$757
Other assets	251	246
Total	$1,021	$1,003

Liabilities
Other current liabilities	$4,255	$4,207
Other liabilities	718	736
Total	$4,973	$4,943

Contract Costs
Topic 606 requires the recognition of an asset for incremental costs to obtain a customer contract, which are then amortized to expense, over the respective periods of expected benefit. We recognize an asset for incremental commission expenses paid to internal sales personnel and agents in conjunction with obtaining customer contracts. We only defer these costs when we have determined the commissions are, in fact, incremental and would not have been incurred absent the customer contract. Costs to obtain a contract are amortized and recorded ratably as commission expense over the period representing the transfer of goods or services to which the assets relate. Costs to obtain wireless contracts are amortized over both of our Consumer and Business customers' estimated device upgrade cycles, as such costs are typically incurred each time a customer upgrades. Costs to obtain wireline contracts are amortized as expense over the estimated customer relationship period for our Consumer customers. Incremental costs to obtain wireline contracts for our Business customers are insignificant. Costs to obtain contracts are recorded in Selling, general and administrative expense.

We also defer costs incurred to fulfill contracts that: (1) relate directly to the contract; (2) are expected to generate resources that will be used to satisfy our performance obligation under the contract; and (3) are expected to be recovered through revenue generated under the contract. Contract fulfillment costs are expensed as we satisfy our performance obligations and recorded in Cost of services. These costs principally relate to direct costs that enhance our wireline business resources, such as costs incurred to install circuits.

We determine the amortization periods for our costs incurred to obtain or fulfill a customer contract at a portfolio level due to the similarities within these customer contract portfolios.

Other costs, such as general costs or costs related to past performance obligations, are expensed as incurred.

Collectively, costs to obtain a contract and costs to fulfill a contract are referred to as Deferred contract costs, and amortized over a two- to five-year period. Deferred contract costs are classified as current or non-current within Prepaid expenses and other and Other assets, respectively. The balances of Deferred contract costs included in our condensed consolidated balance sheet were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$2,230	$2,083
Other assets	1,791	1,812
Total	$4,021	$3,895

For the three months ended March 31, 2019 and 2018, we recognized expense of $615 million and $405 million, respectively, associated with the amortization of Deferred contract costs, primarily within Selling, general and administrative expense in our condensed consolidated statements of income.

We assess our Deferred contract costs for impairment on a quarterly basis. We recognize an impairment charge to the extent the carrying amount of a deferred cost exceeds the remaining amount of consideration we expect to receive in exchange for the goods and services related to the cost, less the expected costs related directly to providing those goods and services that have not yet been recognized as expenses. There have been no impairment charges recognized for the three months ended March 31, 2019 or March 31, 2018.